Leases	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Leases	LEASES
This note provides information for leases where the Group is a lessee. For leases where the Group is a lessor, see Note 11(b) and 11(c).

(a)Right-of-use assets under IFRS 16 (upon application of IFRS 16 on January 1, 2019)
The movements of right-of-use assets included within "Property and equipment, net" and "Investment properties, net" for the year are as follows:

	Property and equipment, net - Leasehold interests in land	Property and equipment, net - Other	Investment properties, net - Leasehold interests in land	Total Right-of-use assets
	(US$ millions)
At January 1, 2019
Cost	$675	$14	$56	$745
Accumulated depreciation	(123)	(10)	(12)	(145)
At January 1, 2019	$552	$4	$44	$600
Year ended December 31, 2019
Opening net book amount	$552	$4	$44	$600
IFRS 16 transition adjustment	—	6	—	6
Restated balance, beginning of period	552	10	44	606
Additions	—	20	—	20
Depreciation	(12)	(9)	(1)	(22)
Closing net book amount	$540	$21	$43	$604
At December 31, 2019
Cost	$675	$32	$56	$763
Accumulated depreciation	(135)	(11)	(13)	(159)
At December 31, 2019	$540	$21	$43	$604
Year ended December 31, 2020
Opening net book amount	$540	$21	$43	$604
Additions	1	25	—	26
Disposals	—	(14)	—	(14)
Adjustments to costs	(2)	—	—	(2)
Depreciation	(13)	(13)	(1)	(27)
Closing net book amount	$526	$19	$42	$587
At December 31, 2020				—
Cost	$674	$40	$56	$770
Accumulated depreciation	(148)	(21)	(14)	(183)
At December 31, 2020	$526	$19	$42	$587
(b)Lease liabilities
Lease liabilities under IFRS 16 (upon application of IFRS 16 on January 1, 2019)
The lease liabilities included within borrowings are as follows:

	December 31,
	2019	2020
	(US$ in millions)
Current liabilities - Borrowings	$19	$21
Non-current liabilities - Borrowings	128	124
Total lease liabilities	$147	$145
The weighted average effective interest rate of lease liabilities as at December 31, 2019 and 2020 is 4.9% and 4.9%, respectively. The maturity analysis of the lease liabilities are presented in Note 27(a)(iii).
(c)Amounts recognized in the consolidated income statement under IFRS 16 (upon application of IFRS 16 on January 1, 2019)

	Year ended December 31,
	2019	2020
	(US$ in millions)
Depreciation charge of right-of-use:
Investment properties, net - Leasehold interests in land	$1	$1
Property and equipment, net - Leasehold interests in land	12	13
Property and equipment, net - other	9	13
	$22	$27

Interest expense on lease liabilities	$8	$8
Expense relating to short-term leases for which the recognition exemption is applied	2	1
Expense relating to low-value items for which the recognition exemption is applied	1	1
Expense relating to variable lease payments not included in lease liabilities	5	1
	$38	$38
The total cash outflow for leases including interest payments for the years ended December 31, 2019 and 2020 is US$30 million and US$15 million, respectively, which includes variable lease payments, low-value lease payments and short-term lease payments of US$8 million and US$3 million, respectively.
(d)Extension and termination options and residual value guarantee (upon application of IFRS 16 on January 1, 2019)
The Group has leases for various real estate (including leasehold interest in land), vehicles and equipment. The Group’s leases include options to extend the lease term by one month to 10 years. Land concessions in Macao generally have an initial term of 25 years with automatic extensions of 10 years thereafter in accordance with Macao law. The Group anticipates a useful life of 50 years related to the land concessions in Macao. Termination options are included in property and equipment leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of the termination options held are exercisable only by the Group and not by the respective lessor.
The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.